Interest Expense and Finance Cost, Net - Schedule of Interest Expense and Finance Cost, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Debt Expense [Abstract]
Interest expense incurred on credit facilities and financial liabilities	$ 110,830	$ 110,818	$ 71,508
Interest expense incurred on finance lease liabilities	28,602	30,313	12,243
Interest expense capitalized related to deposits for vessel acquisitions	(23,209)	(19,457)	(6,537)
Amortization of finance charges and other finance costs	7,841	7,188	5,349
Discount effect of long-term assets	465	4,780	528
Total interest expense and finance cost, net	$ 124,529	$ 133,642	$ 83,091